SUBSIDIARY PUBLIC ISSUERS	12 Months Ended
Dec. 31, 2024
Subsidiary Public Issuer [Abstract]
SUBSIDIARY PUBLIC ISSUERS	SUBSIDIARY PUBLIC ISSUERS
An indenture dated as of October 10, 2012 between certain wholly-owned subsidiaries of our partnership, Brookfield Infrastructure Finance ULC (“Alberta Finco”), Brookfield Infrastructure Finance LLC, Brookfield Infrastructure Finance Pty Ltd and Brookfield Infrastructure Finance Limited (collectively, the “Co-Issuers”), and Computershare Trust Company of Canada, as supplemented and amended from time to time (“Indenture”) provides for the issuance of one or more series of unsecured notes of the Co-Issuers.
An indenture dated as of May 24, 2021, between Alberta Finco, our partnership and its subsidiaries, Brookfield Infrastructure L.P. (the “Holding LP”), Brookfield Infrastructure Holdings (Canada) Inc., Brookfield Infrastructure US Holdings I Corporation (“US Holdco”), BIP Bermuda Holdings I Limited (collectively, but excluding Alberta Finco, the “BIP Guarantors”), BIPC Holdings Inc. (“BIPC Holdings”), Computershare Trust Company of Canada and Computershare Trust Company, N.A., as supplemented and amended from time to time (the “U.S. Subordinated Indenture”) provides for the issuance of one or more series of unsecured notes of Alberta Finco.
On November 29, 2024, Alberta Finco issued fixed-to-fixed reset rate subordinated notes with an aggregate principal amount of $300 million maturing March 15, 2055, with an initial coupon of 6.8% until March 15, 2030, resetting every five years thereafter at the five-year U.S. treasury rate, plus a spread of 2.453%, provided that the rate will not reset below 6.8% (the “November 2024 Alberta Finco Notes”). The November 2024 Alberta Finco Notes were issued under the U.S. Subordinated Indenture are fully and unconditionally guaranteed, on a subordinated basis, by the BIP Guarantors (other than US Holdco), Brookfield Infrastructure LLC (“BI LLC”) and BIPC Holdings.
On May 31, 2024, Alberta Finco issued $150 million of subordinated notes maturing May 31, 2084, with a coupon of 7.250% (the “May 2024 Alberta Finco Notes”). On June 5, 2024, Alberta Finco issued an additional $8 million of the May 2024 Alberta Finco Notes. The May 2024 Alberta Finco Notes were issued under the U.S. Subordinated Indenture are fully and unconditionally guaranteed, on a subordinated basis, by the BIP Guarantors (other than US Holdco), BI LLC and BIPC Holdings.
On July 27, 2023, the Co-Issuers issued C$700 million of medium-term notes under the Indenture in two tranches in the Canadian bond market: C$500 million maturing July 27, 2030 with a coupon of 5.710% and C$200 million maturing July 27, 2053 with a coupon of 5.950%. These medium-term notes are fully and unconditionally guaranteed by the BIP Guarantors (other than US Holdco), BI LLC and BIPC Holdings
On February 22, 2024, the Co-Issuers repaid C$700 million of medium-term notes, maturing on February 22, 2024, with a coupon of 3.315% upon maturity.
The partnership will and certain of the other BIP Guarantors and/or BIPC Holdings may also fully and unconditionally guarantee the payment obligations of Brookfield Infrastructure Preferred Equity Inc. (“Pref Finco” and collectively with the Co-Issuers, the “Fincos”) in respect of any Class A preference shares issued to the public by the Pref Finco, if and when issued.
Each of the Fincos are subsidiaries of our partnership. In the tables below, information relating to the Fincos has been combined.
BIPC Holdings has also fully and unconditionally guaranteed the payment obligations of the partnership in respect of certain of the partnership’s currently outstanding cumulative class A preferred limited partnership units and may guarantee the payment obligations of the partnership in respect of additional cumulative class A preferred limited partnership units issued to the public, if and when issued.
The following tables set forth consolidated summary financial information for our partnership, the Fincos and BIPC Holdings and the partnership’s subsidiaries other than the Fincos and BIPC Holdings:

For the year ended December 31, 2024 US$ MILLIONS	Our partnership(2)	The Fincos	BIPC Holdings	Subsidiaries of our partnership other than the Fincos, and BIPC Holdings(3)	Consolidating adjustments(4)	Our partnership consolidated
Revenues	$—	$—	$—	$—	$21,039	$21,039
Net income (loss) attributable to partnership(1)	57	—	34	357	(57)	391
For the year ended December 31, 2023
Revenues	$—	$—	$—	$—	$17,931	$17,931
Net income (loss) attributable to partnership(1)	102	—	775	(343)	(102)	432
For the year ended December 31, 2022
Revenues	$—	$—	$—	$—	$14,427	$14,427
Net income (loss) attributable to partnership(1)	101	—	—	407	(101)	407
As at December 31, 2024
Current assets	$—	$—	$—	$—	$9,607	$9,607
Non-current assets	5,915	—	4,962	8,530	75,576	94,983
Current liabilities	—	—	—	—	10,903	10,903
Non-current liabilities	—	3,392	815	—	59,627	63,834
Non-controlling interests
Redeemable Partnership Units held by Brookfield	—	—	—	—	1,926	1,926
BIPC exchangeable shares and class A.2 exchangeable shares	—	—	—	—	1,355	1,355
Exchangeable units(5)	—	—	—	—	62	62
Perpetual subordinated notes	—	—	—	—	293	293
In operating subsidiaries	—	—	—	—	20,568	20,568
Preferred unitholders	—	—	—	—	918	918
As at December 31, 2023
Current assets	$—	$—	$—	$—	$7,979	$7,979
Non-current assets	6,532	—	4,183	10,124	71,966	92,805
Current liabilities	—	—	—	216	11,489	11,705
Non-current liabilities	—	3,700	36	—	51,327	55,063
Non-controlling interests
Redeemable Partnership Units held by Brookfield	—	—	—	—	2,190	2,190
BIPC exchangeable shares	—	—	—	—	1,533	1,533
Exchangeable units(5)	—	—	—	—	72	72
Perpetual subordinated notes	—	—	—	—	293	293
In operating subsidiaries	—	—	—	—	23,661	23,661
Preferred unitholders	—	—	—	—	918	918
(1)Includes net income (loss) attributable to limited partners, the general partner, non-controlling interests - Redeemable Partnership Units held by Brookfield, non-controlling interests - Exchange LP Units, non-controlling interests - BIPC Exchangeable LP Units, and non-controlling interests - BIPC exchangeable shares and class A.2 exchangeable shares.
(2)Includes investments in all subsidiaries of our partnership under the equity method.
(3)Includes investments in all other subsidiaries of the Holding LP, Brookfield Infrastructure Holdings (Canada) Inc., Brookfield Infrastructure US Holdings I Corporation and BIP Bermuda Holdings I Limited and Brookfield Infrastructure LLC (“BI LLC”) under the equity method except for Brookfield Infrastructure US Holdings I Corporation’s (“US Holdco”) investment in BI LLC, which is presented on a combined basis as BI LLC is a guarantor of the notes issued after July 27, 2023. For the years ended December 31, 2024, and 2023, the presentation of US Holdco’s investment in BI LLC on a combined basis was equivalent to its presentation under the equity method.
(4)Includes elimination of intercompany transactions and balances necessary to present our partnership on a consolidated basis.
(5)Includes non-controlling interest attributable to Exchange LP Units and BIPC Exchangeable LP Units. Refer to Note 1, Organization and Description of the Business, for further details.